UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149

 (Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

781 Crandon Blvd. Unit 602, Key Biscayne, FL 33149

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

Frank Value Fund
Schedule of Investments
March 31, 2018 (Unaudited)

Shares		Value

COMMON STOCKS - 26.84%

Cable & Other Pay Television Services - 4.63%
18,457	Liberty Latin America Ltd. Class A *	$ 358,989
31,379	Liberty Latin America Ltd. Global Class C *	599,025
		958,014
Electronic Computers - 0.96%
1,177	Apple, Inc.	197,477

Finance Services - 3.33%
15,382	Blackhawk Network Holdings, Inc. Class A *	687,575

Fire, Marine & Casualty Insurance - 7.52%
4,923	Berkshire Hathaway, Inc. Class B *	982,040
35,642	Greenlight Capital Reinsurance, Ltd. Class A *	572,054
		1,554,094
Gold & Silver Ores - 5.86%
43,736	Barrick Gold Corp.	544,513
48,253	Goldcorp, Inc.	666,856
		1,211,369
Patent Owners & Lessors - 4.55%
93,127	Liberty Tax, Inc.	940,583

TOTAL FOR COMMON STOCKS (Cost $4,841,943) - 26.84%		5,549,112

Corporate Bonds - 12.30%

Application Software - 5.81%
1,200,000	Oracle Corp. 5.750%, 04/15/2018	1,201,117

Banking - 1.92%
400,000	Wells Fargo & Co. 2.125%, 04/22/2019	397,605

Consumer Products - 2.15%

450,000	Phillip Morris 1.625%, 02/21/2019	445,497

Medical Equipment & Devices - 0.96%
200,000	MDT Corp. 1.700%, 03/28/2019	198,162

Specialty Finance - 1.46%
303,000	AXP Corp. 2.125%, 03/18/2019	301,412

TOTAL FOR CORPORATE BONDS (Cost $2552,317) - 12.30%		2,543,793

United States Treasury Note Bonds - 50.29%
1,000,000	Us Treasury, 1.125%, 02/28/2019	991,172
1,000,000	Us Treasury, 1.125%, 03/31/2019	991,250
1,000,000	Us Treasury, 1.125%, 12/31/2019	980,703
1,000,000	Us Treasury, 1.375%, 01/31/2021	972,227
1,500,000	Us Treasury Bill 05/24/2018	1,496,424
2,500,000	Us Treasury Bill 07/19/2018	2,486,918
2,500,000	Us Treasury Bill 09/13/2018	2,478,830

TOTAL FOR UNITED STATES TREASURY NOTE BONDS (Cost $10,422,056) - 50.29%		10,397,524

Underlying Security
Expiration Date/Exercise Price

PUT OPTIONS - 0.00% *
Shares Subject to Put

	Japan 10 Year Future Option
2,000,000	April 201 Put @148	0

	Total (Premiums Paid $197) - 0.00%	0

SHORT TERM INVESTMENTS - 10.27%
2,122,811	Morgan Stanley Institutional Liquidity Funds 0.88% (Cost $2,122,811) **	2,122,811

TOTAL INVESTMENTS (Cost $19,939,273) *** - 99.70%		20,613,240

OTHER ASSETS LESS LIABILITIES - 0.30%		62,498

NET ASSETS - 100.00%		20,675,738

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2018.

*** At March 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $19,939,273 amounted to $673,967, which consisted of aggregate gross unrealized appreciation of $1,313,039 and aggregate gross unrealized depreciation of $639,072.

NOTES TO FINANCIAL STATEMENTS
Value Fund
1. SECURITY TRANSACTIONS

At March 31, 2018, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $19,939,273 amounted to $673,967, which consisted of aggregate gross unrealized appreciation of $1,313,039 and aggregate gross unrealized depreciation of $639,072.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$5,549,112	$0	$0	$5,549,112
Options Purchased	0	0	0	0
Corporate Bonds	0	2,543,793	0	2,543,793
US Treasuries	10,397,524	0	0	10,397,524
Cash Equivalents	2,122,811	0	0	2,122,811
Total	$18,069,447	$2,543,793	$0	$20,613,240

Leigh Baldwin Total Return Fund
Schedule of Investments
March 31, 2019 (Unaudited)

Shares	Value

COMMON STOCKS - 85.69%

Air Transportation, Scheduled - 4.41%
2,000	Delta Airlines	109,620

Biological Products (No Diagnostic Substances) - 2.74%
400	Amgen, Inc.	68,192

Electronic & Other Electrical Equipment - 3.79%
7,000	General Electric, Co.	94,360

Electronic Computers - 7.07%
500	Apple, Inc.	83890
600	INTL Business Machines, Inc.	92,058
		175,948
Farm Machinery & Equipment - 1.25%
200	John Deere & Co.	31,064

Finance Services - 2.25%
600	American Express	55,968

Fire, Marine & Casualty Insurance - 6.00%
400	Berkshire Hathaway B *	79,792
500	Travelers Companies, Inc	69,430
		149,222
Motor Vehicles & Passanger Cars - 5.33%
3,000	Ford Motor, Inc.	33,240
2,000	General Motors Co.	72,680
100	Tesla, Inc. *	26,613
		132,533
National Commercial Banks - 2.03%
1,000	US Bancorp	50,500

Oil & Gas Field Services, NEC - 3.12%
1,200	Schlumberger Limited	77,736

Petrolium Refining - 6.97%
1,400	Exxon Mobile Corp.	104,454
2,000	Suncor Energy	69,080
		173,534
Pharmaceutical Preparations - 9.16%
800	Johnson & Johnson, Inc.	102,520
1,000	Merck & Co.	54,470
2,000	Pfitzer, Inc.	70,980
		227,970

Retail - Department Stores - 3.71%
500	Kohl's Corp.	32,755
2,000	Macy's, Inc.	59,480
		92,235
Retail - Miscellaneous Shopping - 0.20%
1,000	Barnes and Noble *	4,950

Rubber & Plastic Footware - 1.33%
500	NIKE, Inc.	33,220

Security Brokers, Delears & Fl - 4.05%
400	Goldman Sachs	100,744

Semiconductors & Related Devices - 6.21%
5,000	Advanced Micro *	50,250
2,000	Micron Tech	104,280
		154,530
Services, Business Services, NEC - 1.48%
200	Alibaba Group	36,708

Services-Computer Programming, Data Processing, Etc. - 6.71%
100	Alphabet, Inc. *	103,179
400	Facebook, Inc.	63,916
		167,095
Services - Prepackaged Software - 1.84%
1,000	ORACLE Corp.	45,750

Soaps, Detergents, Cleaning Preparations - 3.19%
1,000	Proctor & Gamble	79,280

Telephone Communications - 2.87%
2,000	AT&T Corp.	71,300

TOTAL FOR COMMON STOCKS (Cost $2,215,803) - 85.69%		2,132,459

EXCHANGE TRADED FUNDS - 3.66%
2,000	Alerian MLP ETF	18,740
300	SPDR DJIA ETF	72,420

TOTAL FOR EXCHANGE TRADED FUNDS (Cost $94,958) - 3.66%		91,160

Underlying Security
Expiration Date/Exercise Price

CALL OPTIONS - 0.20% *
Shares Subject
to Call

	Advanced Micro
1,000	May 2018 Call @11.00	520

	Schlumberger Limited
1,200	April 2018 Call @65.00	2,388

	Exxon Mobile Corp.
1,400	April 2018 Call @74.50	2,100

TOTAL (PREMIUMS PAID $6,441) - 0.20%		5,008

PUT OPTIONS - 7.23% *
Shares Subject
to Put
	Apple, Inc.
300	April 2018 Put @170.00	1,569

	Apple, Inc.
200	April 2018 Put @175.00	1,506

	Advanced Micro
1,000	April 2018 Put @12.00	1,990

	Advanced Micro
1,000	April 2018 Put @10.00	450

	Advanced Micro
1,000	July 2018 Put @11.00	3,360

	Advanced Micro
2,000	May 2018 Put @ 11.00	1,490

	Amgen, Inc.
400	June 2018 Put @190.00	7,960

	Alerian MLP ETF
1,000	May 2018 Put @ 9.00	250

	Alerian MLP ETF

2,000	October 2018 Put @ 9.00	1,300

	American Express
300	April 2018 Put @95.00	915

	American Express
300	July 2018 Put @95.00	1,665

	Alibaba Group
200	June 2018 Put @195.00	3,590

	Barnes and Noble
1,000	April 2018 Put @7.00	1,900

	Berkshire Hathaway B
200	April 2018 Put @210.00	2,160

	Berkshire Hathaway B
200	June 2018 Put @200.00	1,560

	Chipotle Mexican Grill
100	March 2018 Put @ 320.00	5

	Delta Airlines
2,000	June 2018 Put @55.00	6,000

	John Deere & Co.
200	June 2018 Put @165.00	2,900

	SPDR DJIA ETF
300	May 2018 Put @ 254.00	4,275

	Ford Motor, Inc.
3,000	June 2018 Put @11.87	3,300

	Facebook, Inc.
400	April 2018 Put @185.00	9,944

	General Electric, Co.
5,000	June 2018 Put @15.00	8,950

	General Electric, Co.
2,000	June 2018 Put @16.00	5,260

	General Motors
2,000	June 2018 Put @41.00	10,000

	Google, Inc.
100	April 2018 Put @1000.00	1,538

	Goldman Sachs
400	June 2018 Put @260.00	6,216

	INTL Business Machines, Inc.
600	April 2018 Put @165.00	7,110

	Johnson & Johnson, Inc.
400	April 2018 Put @130.00	1,396

	Johnson & Johnson, Inc.
400	June 2018 Put @130.00	2,228

	Kohl's Corp.
500	July 2018 Put @65.00	2,700

	Macy's, Inc.
2,000	August 2018 Put @ 27.00	3,920

	Merck & Co.
1,000	June 2018 Put @55.00	2,530

	Micron Tech
2,000	July 2018 Put @44.00	4,140

	NIKE, Inc.
500	April 2018 Put @65.00	450

	ORACLE Corp.
1,000	June 2018 Put @47.00	2,270

	Pfitzer, Inc.
2,000	June 2018 Put @39.00	7,200

	Proctor & Gamble
1,000	April 2018 Put @90.00	10,950

	Schlumberger Limited
1,200	June 2018 Put @77.50	17,016

	Suncor Energy

1,000	April 2018 Put @33.00	250

	Suncor Energy
1,000	June 2018 Put @32.00	760

	AT&T Corp.
2,000	April 2018 Put @38.00	6,240

	Tesla, Inc.
100	April 2018 Put @260.00	650

	Travelers Companies, Inc
500	April 2018 Put @135.00	670

	US Bancorp
1,000	April 2018 Put @50.00	860

	US Bancorp
1,000	September 2018 Put @ 50.00	2,580

	Exxon Mobile Corp.
1,400	June 2018 Put @87.50	15,960

TOTAL (PREMIUMS PAID $128,776) - 7.23%		179,933

SHORT TERM INVESTMENTS - 4.49%
111,796	Fidelity Government Fund Class-I 0.91% (Cost $111,796) **	111,796

TOTAL INVESTMENTS (Cost $2,557,775) *** - 101.28%		2,520,356

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.28%)		(31,858)

NET ASSETS - 100.00%		$ 2,488,498

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at March 31, 2018.

*** At March 31, 2018, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,557,775 amounted to $673,967, which consisted of aggregate gross unrealized appreciation of $1,313,039 and aggregate gross unrealized depreciation of $639,072.

Baldwin Fund
Schedule of Options Written
March 31, 2018 (Unaudited)

CALL OPTIONS WRITTEN *

Shares Subject	Underlying Security
to Call	Expiration Date/Exercise Price	Value

	Apple, Inc.
300	April 2018 Call @170.00	1,080

	Apple, Inc.
200	April 2018 Call @175.00	340

	Advanced Micro
2,000	April 2018 Call @10.00	1,000

	Advanced Micro
500	April 2018 Call @13.00	15

	Advanced Micro
1,000	May 2018 Call @ 12.00	290

	Amgen, Inc.
200	April 2018 Call @195.00	18

	Amgen, Inc.
200	June 2018 Call @190.00	364

	Alerian MLP ETF
1,000	October 2018 Call @ 10.00	350

	American Express
600	April 2018 Call @95.00	1,428

	Alibaba Group
200	June 2018 Call @195.00	1,640

	Berkshire Hathaway B
2,000	April 2018 Call @210.00	200

	Berkshire Hathaway B
2,000	June 2018 Call @200.00	1,756

	Delta Airlines
500	April 2018 Call @57.50	360

	Delta Airlines
500	April 2018 Call @57.00	525

	Delta Airlines
1,000	June 2018 Put @55.00	2,900

	John Deere & Co.
100	April 2018 Call @165.00	136

	John Deere & Co.
200	March 2018 Call @170.00	8

	SPDR DJIA ETF
300	May 2018 Call @ 254.00	528

	Ford Motor, Inc.
3,000	June 2018 Call @11.87	540

	Facebook, Inc.
400	April 2018 Call @185.00	68

	Facebook, Inc.
300	March 2018 Call @160.00	30

	General Electric, Co.
5,000	June 2018 Call @15.00	1,700

	General Electric, Co.
2,000	June 2018 Call @16.00	340

	General Motors
1,000	March 2018 Call @42.00	10

	General Motors
1,000	June 2018 Call @42.00	270

	Google, Inc.
100	April 2018 Call @1000.00	5,545

	Goldman Sachs
400	June 2018 Call @260.00	3,300

	INTL Business Machines, Inc.
300	April 2018 Call @165.00	225

	Johnson & Johnson, Inc.
400	April 2018 Call @130.00	776

	Johnson & Johnson, Inc.
400	June 2018 Call @130.00	1,540

	Kohl's Corp.
500	July 2018 Call @65.00	2,900

	Macy's, Inc.
2,000	August 2018 Call @ 27.00	9,200

	Merck & Co.
500	April 2018 Call @55.00	650

	Merck & Co.
500	May 2018 Call @57.50	450

	Micron Tech
2,000	July 2018 Call @44.00	20,600

	NIKE, Inc.
500	April 2018 Call @65.00	1,090

	ORACLE Corp.
500	April 2018 Call @48.00	115

	ORACLE Corp.
500	June 2018 Call @47.00	715

	Schlumberger Limited
1,200	April 2018 Call @67.50	1,044

	Suncor Energy
1,000	April 2018 Call @33.00	1,950

	Suncor Energy
1,000	June 2018 Call @32.00	3,250

	AT&T Corp.
1,000	April 2018 Call @38.00	60

	AT&T Corp.
1,000	April 2018 Call @39.00	40

	Tesla, Inc.

100	April 2018 Call @267.50			2,800

	Travelers Companies, Inc
500	April 2018 Call @135.00			1,184

	Exxon Mobile Corp.
1,400	April 2018 Call @76.00			1,064

	Total (Premiums Paid $87,832)			$ 74,394

NOTES TO FINANCIAL STATEMENTS
Baldwin Fund
1. SECURITY TRANSACTIONS

At March 31, 2018, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $2,557,775 amounted to $673,967, which consisted of aggregate gross unrealized appreciation of $1,313,039 and aggregate gross unrealized depreciation of $639,072.

2. SECURITY VALUATION

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review by the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with FAS 157, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or liability.  The three-tier hierarchy of inputs is summarized below:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stock		$2,132,459	$0	$0	$2,132,459
Exchange Traded Funds		$91,160	$0	$0	$91,160
Call Options		5,008	$0	$0	$5,008
Put Options		$179,933	$0	$0	$179,933
Cash Equivalents		$111,796	$0	$0	$111,796
Total		$2,520,356	$0	$0	$2,520,356

Valuation Inputs of Liabilities		Level 1	Level 2	Level 3	Total
Options Written		$74,394	$0	$0	$74,394

Total	$74,394	$0	$0	$74,394

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Brian J. Frank, President

 Brian J. Frank

 President

Date: May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank, President

Brian J. Frank

President

Date May 30, 2018

By /s/Monique M. Weiss

Monique M. Weiss

Secretary

Date May 30, 2018